Capital Stock, Warrants and Stock Options - Schedule of Stock Option Issued and Outstanding (Details) (10-K/A) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Number of options outstanding	7,780,159	7,580,159	287,100	287,100	287,100
Number of options vested (exercisable)	722,500	722,500
Grant date fair value	$ 2,282,755	$ 2,229,846
Stock Options One [Member]
Weighted average remaining contractual life (years)	1 year 7 months 2 days	1 year 10 months 3 days
Number of options outstanding	40,000	40,000
Number of options vested (exercisable)	40,000	40,000
Grant date fair value	$ 217,274	$ 217,274
Stock Options One [Member] | CAD [Member]
Exercise price	$ 10.00	$ 10.00
Stock Options Two [Member]
Weighted average remaining contractual life (years)	1 year 7 months 2 days	2 years 5 months 9 days
Number of options outstanding	7,500	7,500
Number of options vested (exercisable)	7,500	7,500
Grant date fair value	$ 40,739	$ 40,739
Stock Options Two [Member] | CAD [Member]
Exercise price	$ 16.50	$ 16.50
Stock Options Three [Member]
Weighted average remaining contractual life (years)	4 years 26 days	4 years 3 months 26 days
Number of options outstanding	1,575,000	1,575,000
Number of options vested (exercisable)	675,000	675,000
Grant date fair value	$ 435,069	$ 435,069
Stock Options Three [Member] | CAD [Member]
Exercise price	$ 0.60	$ 0.60
Stock Options Four [Member]
Weighted average remaining contractual life (years)	4 years 6 months 21 days	4 years 9 months 22 days
Number of options outstanding	5,957,659	5,957,659
Number of options vested (exercisable)
Grant date fair value	$ 1,536,764	$ 1,536,764
Stock Options Four [Member] | CAD [Member]
Exercise price	$ 0.55	$ 0.55